Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories	Inventories
Inventories as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024				December 31, 2025
	Acquisition cost		Valuation allowance	Carrying amount	Acquisition cost	Valuation allowance	Carrying amount
Merchandise	₩	1,005,606	(99,517)	906,089	423,084	(31,188)	391,896
Others	149,106		₩ (524)	148,582	112,989	(55)	112,934
Total	₩	1,154,712	(100,041)	1,054,671	536,073	(31,243)	504,830
Cost of inventories recognized as expenses for the year ended December 31, 2025 amounts to ₩4,287,105 million (2023: ₩3,386,069 million, 2024: ₩3,500,950 million) and reversal valuation loss on inventory amounts to ₩68,798 million for the year ended December 31, 2025 (2023: ₩6,205 million reversal valuation loss, 2024: ₩2,174 million valuation loss).